Financial Instruments - Sensitivity Analysis Of The Interest Rate Risks (Details) (Detail) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on profit or loss before tax	R$ (543)
Impact on pre-tax equity	R$ (543)
Short Term Investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ 2,434,089
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ 2,456
Impact on pre-tax equity	R$ 2,456
Loans and Financing [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ (758,810)
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ (782)
Impact on pre-tax equity	R$ (782)
FIDC Senior Quota Holders [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate risk	CDI variation
Book value	R$ (2,074,571)
Reasonably possible change in basis points	10.00%
Impact on profit or loss before tax	R$ (2,217)
Impact on pre-tax equity	R$ (2,217)